Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes And Tax Related [Line Items]
Net deferred tax liability	$ 7,452		$ 7,204	$ 7,524
Amount of net operating loss carryforwards to be recorded in additional paid in capital when realized			11,500	11,500
Valuation allowance			328,991	234,771
Effective income tax rate	0.70%	0.50%
United States
Income Taxes And Tax Related [Line Items]
Research and development credits			$ 41	$ 41